Segment Information (Details) $ in Millions	1 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) segment	Dec. 31, 2015 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | segment					5
Adjusted revenues:
Premiums		$ 506.8	$ 441.7	$ 717.5	$ 899.5
Net investment income		671.3	640.6	1,101.3	1,284.1
Policy fees, contract charges, and other		153.1	131.5	220.1	272.7
Certain realized gains (losses)		(29.6)	(25.7)	(85.8)	(75.5)
Segment benefits and expenses:
Policyholder benefits and claims		439.4	377.9	568.8	758.7
Interest credited		505.4	479.9	867.8	973.6
Other underwriting and operating expenses		243.2	224.5	406.6	452.5
Amortization of DAC and VOBA		26.2	40.7	59.7	74.3
Segment adjusted pre-tax income (loss)		87.4	65.1	50.2	121.7
Total adjusted revenues		1,301.6	1,188.1	1,953.1	2,380.8
Add: Excluded realized gains (losses)		(29.2)	21.4	(24.5)	77.4
Total revenues		1,272.4	1,209.5	1,928.6	2,458.2
Total segment benefits and expenses		1,214.2	1,123.0	1,902.9	2,259.1
Add: Amortization of intangible assets		42.2	42.2	77.4	84.4
Total benefits and expenses		1,256.4	1,165.2	1,980.3	2,343.5
Income (loss) from operations before income taxes		16.0	44.3	(51.7)	114.7
Balance Sheet
Total investments		37,615.0		35,300.7	37,844.8
DAC and VOBA		960.8		596.7	696.2
Other intangible assets		1,212.8		1,339.4	1,254.9
Goodwill		563.0		563.0	563.0
Separate account assets		999.4		911.4	978.1
Total assets		42,662.2		39,854.7	42,554.2
Future policy benefits, losses, claims and loss expense		36,957.3		34,019.6	36,041.3
Other policyholders' funds		131.7		118.0	117.9
Benefits
Adjusted revenues:
Premiums		491.1	425.0	686.7	867.4
Net investment income		14.4	11.7	18.8	25.7
Policy fees, contract charges, and other		2.4	2.4	6.3	4.9
Certain realized gains (losses)		(0.1)	0.0	0.0	0.0
Segment benefits and expenses:
Policyholder benefits and claims		353.6	330.0	497.6	640.2
Interest credited		0.0	0.0	0.0	0.0
Other underwriting and operating expenses		119.0	109.3	177.8	220.7
Amortization of DAC and VOBA		2.6	1.1	0.6	2.8
Segment adjusted pre-tax income (loss)		32.6	(1.3)	35.8	34.3
Total adjusted revenues		507.8	439.1	711.8	898.0
Add: Excluded realized gains (losses)		(0.1)	0.5	(1.3)	0.6
Total revenues		507.7	439.6	710.5	898.6
Total segment benefits and expenses		475.2	440.4	676.0	863.7
Add: Amortization of intangible assets		26.7	26.7	49.0	53.4
Total benefits and expenses		501.9	467.1	725.0	917.1
Income (loss) from operations before income taxes		5.8	(27.5)	(14.5)	(18.5)
Balance Sheet
Total investments		387.9		95.3	342.3
DAC and VOBA		10.1		2.4	7.7
Other intangible assets		680.8		760.8	707.3
Goodwill		308.0		308.0	308.0
Separate account assets		0.0		0.0	0.0
Total assets		1,482.4		1,237.6	1,467.3
Future policy benefits, losses, claims and loss expense		395.2		272.8	344.7
Other policyholders' funds		26.1		26.3	29.3
Deferred Annuities
Adjusted revenues:
Premiums		0.0	0.0	0.0	0.0
Net investment income		365.4	349.3	579.5	698.7
Policy fees, contract charges, and other		14.2	11.4	17.9	22.9
Certain realized gains (losses)		(2.3)	(4.0)	(24.3)	(12.7)
Segment benefits and expenses:
Policyholder benefits and claims		6.2	2.4	2.8	8.4
Interest credited		221.9	206.9	354.8	418.4
Other underwriting and operating expenses		60.4	57.8	98.2	115.1
Amortization of DAC and VOBA		33.6	34.2	56.5	60.8
Segment adjusted pre-tax income (loss)		55.2	55.4	60.8	106.2
Total adjusted revenues		377.3	356.7	573.1	708.9
Add: Excluded realized gains (losses)		1.7	(6.1)	(2.9)	42.6
Total revenues		379.0	350.6	570.2	751.5
Total segment benefits and expenses		322.1	301.3	512.3	602.7
Add: Amortization of intangible assets		13.0	13.0	23.8	26.0
Total benefits and expenses		335.1	314.3	536.1	628.7
Income (loss) from operations before income taxes		43.9	36.3	34.1	122.8
Balance Sheet
Total investments		21,836.7		19,609.6	21,673.5
DAC and VOBA		583.8		423.5	422.0
Other intangible assets		472.2		511.2	485.2
Goodwill		198.8		198.8	198.8
Separate account assets		578.7		652.2	613.2
Total assets		24,426.7		21,941.4	23,968.5
Future policy benefits, losses, claims and loss expense		22,078.0		19,531.9	21,350.2
Other policyholders' funds		42.3		22.1	22.7
Income Annuities
Adjusted revenues:
Premiums		0.0	0.0	0.0	0.0
Net investment income		151.4	152.1	288.8	303.3
Policy fees, contract charges, and other		0.3	0.4	0.8	0.7
Certain realized gains (losses)		(2.1)	(1.3)	(5.1)	(1.2)
Segment benefits and expenses:
Policyholder benefits and claims		0.0	0.0	0.0	0.0
Interest credited		141.8	136.9	267.5	279.7
Other underwriting and operating expenses		8.0	7.8	17.0	15.6
Amortization of DAC and VOBA		1.5	0.8	0.7	2.0
Segment adjusted pre-tax income (loss)		(1.7)	5.7	(0.7)	5.5
Total adjusted revenues		149.6	151.2	284.5	302.8
Add: Excluded realized gains (losses)		(26.3)	26.9	(12.0)	33.3
Total revenues		123.3	178.1	272.5	336.1
Total segment benefits and expenses		151.3	145.5	285.2	297.3
Add: Amortization of intangible assets		1.7	1.7	3.1	3.3
Total benefits and expenses		153.0	147.2	288.3	300.6
Income (loss) from operations before income taxes		(29.7)	30.9	(15.8)	35.5
Balance Sheet
Total investments		6,888.0		7,204.2	7,349.9
DAC and VOBA		19.5		8.8	16.3
Other intangible assets		47.9		52.9	49.6
Goodwill		50.2		50.2	50.2
Separate account assets		0.0		0.0	0.0
Total assets		7,066.0		7,377.8	7,513.4
Future policy benefits, losses, claims and loss expense		7,072.1		7,260.4	7,124.5
Other policyholders' funds		2.1		5.0	4.0
Individual Life
Adjusted revenues:
Premiums		15.7	16.7	30.8	32.1
Net investment income		129.4	119.8	202.9	242.1
Policy fees, contract charges, and other		136.2	117.3	195.0	244.2
Certain realized gains (losses)		(1.5)	(3.1)	(7.9)	(5.4)
Segment benefits and expenses:
Policyholder benefits and claims		79.6	45.5	68.4	110.1
Interest credited		141.7	136.1	245.5	275.5
Other underwriting and operating expenses		55.6	48.7	87.9	98.8
Amortization of DAC and VOBA		(11.5)	4.6	1.9	8.7
Segment adjusted pre-tax income (loss)		14.4	15.8	17.1	19.9
Total adjusted revenues		279.8	250.7	420.8	513.0
Add: Excluded realized gains (losses)		(1.5)	(0.6)	(4.5)	0.5
Total revenues		278.3	250.1	416.3	513.5
Total segment benefits and expenses		265.4	234.9	403.7	493.1
Add: Amortization of intangible assets		0.8	0.8	1.5	1.7
Total benefits and expenses		266.2	235.7	405.2	494.8
Income (loss) from operations before income taxes		12.1	14.4	11.1	18.7
Balance Sheet
Total investments		6,786.0		6,513.4	6,855.5
DAC and VOBA		347.4		162.0	250.2
Other intangible assets		11.9		14.5	12.8
Goodwill		6.0		6.0	6.0
Separate account assets		420.7		259.2	364.9
Total assets		7,924.9		7,345.1	7,836.0
Future policy benefits, losses, claims and loss expense		7,412.0		6,954.5	7,221.9
Other policyholders' funds		49.2		49.9	47.0
Other
Adjusted revenues:
Premiums		0.0	0.0	0.0	0.0
Net investment income		10.7	7.7	11.3	14.3
Policy fees, contract charges, and other		0.0	0.0	0.1	0.0
Certain realized gains (losses)		(23.6)	(17.3)	(48.5)	(56.2)
Segment benefits and expenses:
Policyholder benefits and claims		0.0	0.0	0.0	0.0
Interest credited		0.0	0.0	0.0	0.0
Other underwriting and operating expenses		0.2	0.9	25.7	2.3
Amortization of DAC and VOBA		0.0	0.0	0.0	0.0
Segment adjusted pre-tax income (loss)		(13.1)	(10.5)	(62.8)	(44.2)
Total adjusted revenues		(12.9)	(9.6)	(37.1)	(41.9)
Add: Excluded realized gains (losses)		(3.0)	0.7	(3.8)	0.4
Total revenues		(15.9)	(8.9)	(40.9)	(41.5)
Total segment benefits and expenses		0.2	0.9	25.7	2.3
Add: Amortization of intangible assets		0.0	0.0	0.0	0.0
Total benefits and expenses		0.2	0.9	25.7	2.3
Income (loss) from operations before income taxes		(16.1)	$ (9.8)	(66.6)	(43.8)
Balance Sheet
Total investments		1,716.4		1,878.2	1,623.6
DAC and VOBA		0.0		0.0	0.0
Other intangible assets		0.0		0.0	0.0
Goodwill		0.0		0.0	0.0
Separate account assets		0.0		0.0	0.0
Total assets		1,762.2		1,952.8	1,769.0
Future policy benefits, losses, claims and loss expense		0.0		0.0	0.0
Other policyholders' funds		$ 12.0		$ 14.7	$ 14.9
Predecessor Company
Adjusted revenues:
Premiums	$ 61.2					$ 716.6
Net investment income	109.7					1,339.4
Policy fees, contract charges, and other	18.3					207.0
Certain realized gains (losses)	(0.4)					(1.0)
Segment benefits and expenses:
Policyholder benefits and claims	48.4					570.8
Interest credited	84.9					973.6
Other underwriting and operating expenses	33.0					384.5
Other underwriting and operating expenses	33.2					387.3
Amortization of DAC and VOBA	8.6					90.1
Segment adjusted pre-tax income (loss)	13.7					240.2
Total adjusted revenues	188.8					2,262.0
Add: Excluded realized gains (losses)	(26.5)					(92.1)
Total revenues	162.3					2,169.9
Total segment benefits and expenses	175.1					2,021.8
Add: Amortization of intangible assets	0.2					2.8
Total benefits and expenses	175.1					2,021.8
Income (loss) from operations before income taxes	(12.8)					148.1
Predecessor Company | Benefits
Adjusted revenues:
Premiums	58.6					683.2
Net investment income	2.1					23.4
Policy fees, contract charges, and other	0.6					6.5
Certain realized gains (losses)	0.0					0.0
Segment benefits and expenses:
Policyholder benefits and claims	37.1					456.9
Interest credited	0.0					0.0
Other underwriting and operating expenses	16.1					184.5
Amortization of DAC and VOBA	0.2					1.8
Segment adjusted pre-tax income (loss)	7.9					69.9
Total adjusted revenues	61.3					713.1
Add: Excluded realized gains (losses)	0.0					0.1
Total revenues	61.3					713.2
Total segment benefits and expenses	53.4					643.2
Total benefits and expenses	53.4					643.2
Income (loss) from operations before income taxes	7.9					70.0
Predecessor Company | Deferred Annuities
Adjusted revenues:
Premiums	0.0					0.0
Net investment income	57.3					663.6
Policy fees, contract charges, and other	1.4					18.7
Certain realized gains (losses)	(0.4)					(1.0)
Segment benefits and expenses:
Policyholder benefits and claims	0.2					0.6
Interest credited	33.2					374.8
Other underwriting and operating expenses	8.0					99.9
Amortization of DAC and VOBA	6.6					71.8
Segment adjusted pre-tax income (loss)	10.3					134.2
Total adjusted revenues	58.3					681.3
Add: Excluded realized gains (losses)	(1.9)					(34.6)
Total revenues	56.4					646.7
Total segment benefits and expenses	48.0					547.1
Total benefits and expenses	48.0					547.1
Income (loss) from operations before income taxes	8.4					99.6
Predecessor Company | Income Annuities
Adjusted revenues:
Premiums	0.0					0.0
Net investment income	29.8					380.9
Policy fees, contract charges, and other	0.1					0.8
Certain realized gains (losses)	0.0					0.0
Segment benefits and expenses:
Policyholder benefits and claims	0.0					0.0
Interest credited	30.1					341.0
Other underwriting and operating expenses	1.4					16.7
Amortization of DAC and VOBA	0.6					6.1
Segment adjusted pre-tax income (loss)	(2.2)					17.9
Total adjusted revenues	29.9					381.7
Add: Excluded realized gains (losses)	(22.5)					(6.3)
Total revenues	7.4					375.4
Total segment benefits and expenses	32.1					363.8
Total benefits and expenses	32.1					363.8
Income (loss) from operations before income taxes	(24.7)					11.6
Predecessor Company | Individual Life
Adjusted revenues:
Premiums	2.6					33.4
Net investment income	22.9					290.9
Policy fees, contract charges, and other	16.2					180.7
Certain realized gains (losses)	0.0					0.0
Segment benefits and expenses:
Policyholder benefits and claims	11.1					113.3
Interest credited	21.6					257.8
Other underwriting and operating expenses	7.3					87.2
Amortization of DAC and VOBA	1.2					10.4
Segment adjusted pre-tax income (loss)	0.5					36.3
Total adjusted revenues	41.7					505.0
Add: Excluded realized gains (losses)	0.6					(5.3)
Total revenues	42.3					499.7
Total segment benefits and expenses	41.2					468.7
Total benefits and expenses	41.2					468.7
Income (loss) from operations before income taxes	1.1					31.0
Predecessor Company | Other
Adjusted revenues:
Premiums	0.0					0.0
Net investment income	(2.4)					(19.4)
Policy fees, contract charges, and other	0.0					0.3
Certain realized gains (losses)	0.0					0.0
Segment benefits and expenses:
Policyholder benefits and claims	0.0					0.0
Interest credited	0.0					0.0
Other underwriting and operating expenses	0.4					(1.0)
Amortization of DAC and VOBA	0.0					0.0
Segment adjusted pre-tax income (loss)	(2.8)					(18.1)
Total adjusted revenues	(2.4)					(19.1)
Add: Excluded realized gains (losses)	(2.7)					(46.0)
Total revenues	(5.1)					(65.1)
Total segment benefits and expenses	0.4					(1.0)
Total benefits and expenses	0.4					(1.0)
Income (loss) from operations before income taxes	$ (5.5)					$ (64.1)